Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

18. Share-based payments

In 2016, the Group implemented an Equity Incentive Plan, or the Plan, in order to advance the interests of the Company’s shareholders by enhancing the Company’s ability to attract, retain and motivate persons who are expected to make important contributions to the Company and by providing such persons with performance-based incentives that are intended to better align the interests of such persons with those of the Company’s shareholders. This plan has been superseded by the 2021 long term incentive plan.

The main terms and conditions of the separate award agreements entered into under these Plans are provided below.

Stock Option Agreements

On April 6, 2023, a total of 846,000 stock options were granted of which 571,000 were granted to members of key management and 296,000 were granted to members of the board, with an exercise price of $8.05 per share with a final exercise date of April 6, 2033 unless forfeited or exercised on an earlier date. 25% of the aggregate number of share options shall vest on April 6, 2024 and thereafter 1/48th of the aggregate number of share options shall vest on each subsequent monthly anniversary of the vesting commencement date until either the option is fully vested or the option holders’ continuous service terminates.

On November 15, 2023, a total of 90,000 stock options were granted to a member of key management with an exercise price of $16.40 per share with a final exercise date of November 15, 2033 unless forfeited or exercised on an earlier date. 25% of the aggregate number of share options shall vest on November 15, 2024 and thereafter 1/48th of the aggregate number of share options shall vest on each subsequent monthly anniversary of the vesting commencement date until either the option is fully vested or the option holders’ continuous service terminates.

On April 11, 2024, a total of 70,000 stock options were granted to members of the Board of Directors with an exercise price of $22.31 per share with a final exercise date of April 11, 2034, unless forfeited or exercised on an earlier date. 100% of the aggregate number of shares subject to the option shall vest on the 12-month anniversary of the vesting commencement date, subject to the option holder’s continuous service.

On April 11, 2024, a total of 485,000 stock options were granted to members of key management with an exercise price of $22.31 per share with a final exercise date of April 11, 2034, unless forfeited or exercised on an earlier date. 25% of the aggregate number of shares subject to the option shall vest on the 12-month anniversary of the vesting commencement date, and thereafter 1/48th of the aggregate number of Shares subject to the option shall vest on each subsequent monthly anniversary of the vesting commencement date, subject to the option holder’s continuous service through each applicable vesting date.

On April 15, 2024 a total of 230,000 stock options were granted to a member of key management with an exercise price of $20.15 per share with a final exercise date of April 15, 2034, unless forfeited or exercised on an earlier date. 25% of the aggregate number of shares subject to the option shall vest on the 12-month anniversary of the vesting commencement date, and thereafter 1/48th of the aggregate number of shares subject to the option shall vest on each subsequent monthly anniversary of the vesting commencement date, subject to the option holder’s continuous service through each applicable vesting date.

On August 1, 2024 a total of 75,000 stock options were granted to a member of key management with an exercise price of $15.94 per share with a final exercise date of August 1, 2034, unless forfeited or exercised on an earlier date. 25% of the aggregate number of shares subject to the option shall vest on the 12-month anniversary of the vesting commencement date, and thereafter 1/48th of the aggregate number of shares subject to the option shall vest on each subsequent monthly anniversary of the vesting commencement date, subject to the option holder’s continuous service through each applicable vesting date.

On March 12, 2025, a total of 75,000 stock options were granted to members of the Board of Directors with an exercise price of €14.74 per share with a final exercise date of March 11, 2035, unless forfeited or exercised on an earlier date. 100% of the aggregate number of shares subject to the option shall vest on the 12-month anniversary of the vesting commencement date, subject to the option holder’s continuous service.

On March 12, 2025, a total of 555,000 stock options were granted to members of key management with an exercise price of €14.74 per share with a final exercise date of March 11, 2035, unless forfeited or exercised on an earlier date. 25% of the aggregate number of shares subject to the option shall vest on the 12-month anniversary of the vesting commencement date, and thereafter 1/48th of the aggregate number of shares subject to the option shall vest on each subsequent monthly anniversary of the vesting commencement date, subject to the option holder’s continuous service through each applicable vesting date.

The share-based payment expenses are recognized over the service period in the consolidated statement of loss and comprehensive loss. The share-based payment expense recorded for the years ended December 31, 2025, 2024 and 2023 that related to Options, amounted to €11.2 million, €10.5 million and €6.2 million, respectively.

The following table illustrates the number and weighted average exercise prices of, and movements in, stock options during the year:

		Weighted		Weighted		Weighted
		average		average		average
	2025	exercise price	2024	exercise price	2023	exercise price
	Number stock options	€	Number stock options	€	Number stock options	€
Outstanding January 1,	3,869,188	12.36	3,830,652	9.46	3,181,538	9.69
Granted	630,000	14.74	860,000	19.79	936,000	6.53
Exercised	(408,989)	1.75	(514,356)	3.41	(241,825)	1.45
Forfeited	(139,167)	16.61	(307,108)	14.79	(45,061)	8.90
Outstanding December 31,	3,951,032	13.01	3,869,188	12.36	3,830,652	9.46

Out of the total outstanding stock options at December 31, 2025, 2,598,455 stock options were exercisable (2024: 2,416,042; 2023: 1,919,721). The options outstanding at December 31, 2025 had an exercise price in the range of €2.38 to €20.8 (2024: €0.01 to €23.10; 2023: €0.01 to €16.88) and a weighted-average remaining contractual life of 6.9 years (2024: 6.1 years; 2023: 6.4 years).

A total of 408,989 share options were exercised during the period ended December 31, 2025, (2024: 514,356; 2023: 241,825) and had a weighted-average share price of €20.09 (2024: €19.34; 2023: €20.08) at the date of exercise.

Restricted Award Agreements

In 2022 the Company granted a total of 681,588 RSUs to employees with a final vesting date four years later unless forfeited on an earlier date. The RSUs shall vest equally over a four-year period on each of the four anniversaries of the vesting start date until either the RSUs are fully vested or the RSUs holders’ continuous service terminates. The fair value of the RSUs granted after the IPO is determined based on the closing share price on the grant date. The weighted-average grant date fair value of the RSUs granted in 2022 amounted to €11.84.

In 2023 the Company granted a total of 528,004 RSUs to employees with a final vesting date four years later unless forfeited on an earlier date. The RSUs shall vest equally over a four-year period on each of the four anniversaries of the vesting start date until either the RSUs are fully vested or the RSUs holders’ continuous service terminates. The fair value of the RSUs granted after the IPO is determined based on the closing share price on the grant date. The weighted-average grant date fair value of the RSUs granted in 2023 amounted to €9.52.

In 2024 the Company granted a total of 455,799 RSUs to employees with a final vesting date four years later unless forfeited on an earlier date. The RSUs shall vest equally over a four-year period on each of the four anniversaries of the vesting start date until either the RSUs are fully vested or the RSUs holders’ continuous service terminates. The fair value of the RSUs granted after the IPO is determined based on the closing share price on the grant date. The weighted-average grant date fair value of the RSUs granted in 2025 amounted to €16.76.

In 2024 the Company granted 249,650 RSUs to existing and newly joining key Management. The RSUs shall vest over a four-year period, with 25% of the aggregate number of RSUs vesting on the 12-month anniversary of the vesting commencement date, and thereafter 1/48th of the aggregate number of RSUs vesting on each subsequent monthly anniversary of the vesting commencement date, subject to continuous service through each applicable vesting date. The weighted-average grant date fair value of the RSUs granted in 2024 amounted to €19.75.

In 2024 the Company granted 23,335 RSUs to members of the Board of Directors. The RSUs shall vest on the 12-month anniversary of the vesting start date. The weighted-average grant date fair value of the RSUs granted in 2024 amounted to €20.80.

In 2025 the Company granted 440,005 RSUs to employees with a final vesting date four years later unless forfeited on an earlier date. The RSUs shall vest equally over a four-year period on each of the four anniversaries of the vesting start date until either the RSUs are fully vested or the RSUs holders’ continuous service terminates. The weighted-average grant date fair value of the RSUs granted in 2025 amounted to €15.12.

In 2025 the Company granted 186,000 RSUs to existing key Management. The RSUs shall vest over a four-year period, with 25% of the aggregate number of RSUs vesting on the 12-month anniversary of the vesting commencement date, and thereafter 1/48th of the aggregate number of RSUs vesting on each subsequent monthly anniversary of the vesting commencement date, subject to continuous service through each applicable vesting date. The weighted-average grant date fair value of the RSUs granted in 2025 amounted to €14.78.

In 2025 the Company granted 25,000 RSUs to members of the Board of Directors. The RSUs shall vest on the 12-month anniversary of the vesting start date. The weighted-average grant date fair value of the RSUs granted in 2025 amounted to €14.82.

The share-based payment expense recorded for the years ended December 31, 2025, 2024 and 2023 that related to RSUs, amounted to €7.8 million, €5.7 million and €4.5 million, respectively.

The following table illustrates the number of and movements in unvested RSUs during the year:

	2025	2024	2023
	Number RSUs	Number RSUs	Number RSUs
Outstanding January 1,	1,272,790	1,033,814	795,694
Granted	651,005	728,784	528,004
Vested and settled	(471,455)	(294,238)	(209,671)
Forfeited	(34,708)	(195,570)	(80,213)
Outstanding December 31,	1,417,632	1,272,790	1,033,814

Fair Value Measurement of the Stock Options

The input used in the measurement of the fair value per option at each grant/measurements date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	March 12,	March 12,	August 1,	April 15,	April 11,	April 11,	November 15,	April 6,
	2025	2025	2024	2024	2024	2024	2023	2023

Number of options	75,000	555,000	75,000	230,000	70,000	485,000	90,000	846,000
Fair value of the options (€)	€11.86	€12.19	€11.65	€15.41	€16.83	€16.90	€12.27	€5.92
Fair value of the ordinary shares (€)	€14.71	€14.71	€14.43	€18.97	€20.80	€20.80	€15.12	€7.36
Exercise price (€)	€14.74	€14.74	€14.43	€18.97	€20.80	€20.80	€15.12	€7.36
Expected volatility (%)	105%	105%	100%	100%	105%	100%	100%	100%
Expected life (years)	5.5	6.1	6.1	6.1	5.5	6.1	6.1	6.1
Risk-free interest rate (%)	4.3%	4.3%	4.0%	4.7%	4.7%	4.7%	4.6%	3.6%
Expected dividend yield	—	—	—	—	—	—	—	—

Expected volatility in 2025, 2024 and 2023, was based on the volatility of the Company and comparable peer group companies. The expected life is based on Management’s best estimate of when the options will be exercised. The risk-free interest rate is based on the yield on US Government bonds. The expected dividend yield is zero considering the stage of the Company.

Reference is made to Note 5 for allocation of expenses in lines of the consolidated statement of income or loss and other comprehensive income (loss).